CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Common stock	Treasury Stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total
Balance (in Shares) at Mar. 31, 2022	17,081,810
Balance at Mar. 31, 2022	$ 53,202	$ (2,821)	$ 7,973	$ 5,316	$ 27,108	$ 90,778
Balance (in Shares) at Mar. 31, 2022		(1,146,571)
Net income					2,059	2,059
Dividends ($0.2 per share)					(3,188)	(3,188)
Balance (in Shares) at Mar. 31, 2023	17,081,810
Balance at Mar. 31, 2023	$ 53,202	$ (2,821)	7,973	5,316	25,979	89,649
Balance (in Shares) at Mar. 31, 2023		(1,146,571)
Net income					7,709	7,709
Dividends ($0.2 per share)					(3,188)	(3,188)
Balance (in Shares) at Mar. 31, 2024	17,081,810
Balance at Mar. 31, 2024	$ 53,202	$ (2,821)	7,973	5,316	30,500	$ 94,170
Balance (in Shares) at Mar. 31, 2024		(1,146,571)				1,146,571
Net income					11,138	$ 11,138
Dividends ($0.2 per share)					(3,188)	(3,188)
Balance (in Shares) at Mar. 31, 2025	17,081,810
Balance at Mar. 31, 2025	$ 53,202	$ (2,821)	$ 7,973	$ 5,316	$ 38,450	$ 102,120
Balance (in Shares) at Mar. 31, 2025		(1,146,571)				1,146,571